ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	21,827,006	21,887,847
Series 15 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	3,826,100	3,844,400
Series 16 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	5,386,300	5,401,500
Series 17 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	4,961,322	4,970,447
Series 18 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	3,595,259	3,603,425
Series 19 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	4,058,025	4,068,075